Consolidated statements of financial position - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Current assets
Cash and cash equivalents	$ 7,361,112	$ 27,586,760
Trade and other receivables	91,000	84,000
Other	156,000	1,720,000
Total current assets	7,608,000	29,391,000
Non-current assets
Trade and other receivables	7,300,000	6,694,000
Intangibles	20,050,000	22,003,000
Total non-current assets	27,350,000	28,697,000
Total assets	34,958,000	58,088,000
Current liabilities
Trade and other payables	3,760,000	4,933,000
Employee benefits	166,000	229,000
Contingent consideration	759,000	3,165,000
Total current liabilities	4,685,000	8,327,000
Non-Current liabilities
Deferred tax	2,560,000	2,928,000
Employee benefits	319,000	55,000
Contingent consideration	8,756,000	8,927,000
Total non-current liabilities	11,635,000	11,910,000
Total liabilities	16,320,000	20,237,000
Net assets	18,638,000	37,851,000
Equity
Contributed equity	84,480,249	80,290,062
Other contributed equity		464,000
Reserves	2,412,000	1,301,000
Accumulated losses	(68,254,000)	(44,204,000)
Equity attributable to the owners of Kazia Therapeutics Limited	18,638,000	37,851,000
Total equity	$ 18,638,000	$ 37,851,000